Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Fuling Global and Total Faith are both offshore holding companies and are not subject to tax on income or capital gains under the laws of the Cayman Islands and British Virgin Islands, respectively.

Taizhou Fuling and Great Plastics are incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of the People’s Republic of China, corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2018. $1,343,322, $715,087 and $231,733 income tax expenses were exempted for the years ended December 31, 2018, 2017 and 2016, respectively. Per share effect of the tax exemption was $0.09, $0.05 and $0.01 for the years ended December 31, 2018, 2017 and 2016, respectively.

Domo, Fuling USA and Direct Link are incorporated in the United States and subject to the U.S. federal and state income tax.

The following table summarizes income (loss) before income taxes and non-controlling interest allocation:

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
United States	$599,898	$90,466	$(2,381,347)
Foreign	10,374,099	8,963,428	14,191,840
Total	$10,973,997	$9,053,894	$11,810,493

Significant components of the income tax provision were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Current tax provision:
United States	$-	$4,455	$-
Foreign	595,461	783,915	1,561,404

Deferred tax provision:
Foreign	531,275	-	-
Total	$1,126,736	$788,370	$1,561,404

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax and U.S. GAAP. Our operations in the U.S. have incurred a cumulative net operating loss of approximately $2,868,000, 3,468,000 and $3,554,000, respectively, as of December 31, 2018, 2017 and 2016. This carry-forward will expire if is not utilized by 2036. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized.

For the years ended December 31, 2018, 2017 and 2016, management believes that the realization of the benefit arising from the losses of certain U.S. subsidiaries appears to be uncertain and may not be realizable in the near future. Therefore, 100% valuation allowances of $420,056, $605,081 and $625,742 have been provided against the deferred tax assets of these subsidiaries, respectively.

A new tax regulation under the Provisional Regulations of The People’s Republic of China Concerning Income Tax on Enterprises promulgated by the PRC took effect on May 7, 2018. The new tax regulation allows companies to expense in full all machinery and equipment acquired between January 1, 2018 to December 31, 2020 instead of depreciate over depreciation period, except for any asset with unit price over $0.7 million (RMB 5 million). Thus, deferred tax liabilities resulted from the temporary difference. Until the end of 2018, the Company acquired new machinery and equipment of $3,852,713 (RMB 26.5 million) in total, which were qualified to be fully deducted from taxable income in 2018, and incurred the deferred tax liabilities of $577,826 as of December 31, 2018.

On December 22, 2017, the U.S. enacted the “Tax Cuts and Jobs Act” (the “Act”). Under the provisions of the Act, the U.S. corporate tax rate decreased from 35% to 21%. Since the Company has a December 31 fiscal year-end, a U.S. statutory federal rate of 21% rate is applied to the provision for income tax from the fiscal year of 2018.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2018	2017	2016
U.S. Statutory rates	21.0%	34.0%	34.0%
Foreign income not recognized in the U.S.	(19.4)	(32.5)	(33.8)
Foreign income tax rate	25.0	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(10.5)	(8.1)	(11.5)
R&D tax credit (1)	(3.5)	(2.4)	(1.5)
Change in valuation allowance	(1.7)	(0.3)	8.0
Non-taxable permanent difference (2)	(0.6)	(7.0)	7.0
Effective tax rate	10.3%	8.7%	13.2%

(1)	From 1 January 2018 to 31 December 2020, for R&D expenses incurred for new technology, new products, or new craftsmanship, an extra 75% of the actual expenses incurred are also tax-deductible as an incentive.

(2)	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.